Notes Related to the Consolidated Statement of Income(Loss) - Summary of Detailed Information of Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 3,718	€ 5,283	€ 4,447
Research Tax Credit
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	3,430	3,915	4,375
Subsidies
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	42	294	0
Revenues from licenses or other contracts
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 246	€ 1,074	€ 72